UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Towle & Co.
           -----------------------------------------------------
Address:   12855 Flushing Meadow Drive
           St. Louis, MO 63131
           -----------------------------------------------------

Form 13F File Number: 28-
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Peter J. Lewis
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  (314) 822-0204
        -------------------------

Signature, Place, and Date of Signing:

/s/ Peter J. Lewis                   St. Louis, MO                    04/28/2004
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           60
                                         -----------
Form 13F Information Table Value Total:     $155,362
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
Alliance Bancorp Inc           Common Stock     01852Q109     6084  149495 SH       Sole    None      50272      0  99223
Amcast Industrial Corp         Common Stock     023395106     2605  578925 SH       Sole    None     211625      0 367300
Amerada Hess Corp              Common Stock     023551104     2934   44950 SH       Sole    None      14600      0  30350
American Building Control,     Common Stock     024750101      157  115000 SH       Sole    None     115000      0      -
Inc.
AmeriServ Financial Inc        Common Stock     03074A102     3902  639710 SH       Sole    None     202647      0 437063
Arkansas Best Corp             Common Stock     040790107     5129  192488 SH       Sole    None      64691      0 127797
BE Semiconductor               Sponsored ADR    073320103      301   40000 SH       Sole    None      40000      0      -
Beazer Homes USA Inc           Common Stock     07556Q105     5592   52806 SH       Sole    None      17306      0  35500
Blair Corp T35.4               Common Stock     092828102     4286  160831 SH       Sole    None      51903      0 108928
Bon Ton Stores Inc             Common Stock     09776J101     1260   81730 SH       Sole    None          -      0  81730
BSB Bancorp Inc                Common Stock     055652101      753   19600 SH       Sole    None          -      0  19600
Butler Manufacturing Co        Common Stock     123655102     2720  121200 SH       Sole    None      37250      0  83950
CNA Financial Corp             Common Stock     126117099     3050  110700 SH       Sole    None      46900      0  63800
Coachmen Industries Inc        Common Stock     189873102     1049   62900 SH       Sole    None          -      0  62900
Commonwealth Industries Inc    Common Stock     203004106     3529  486822 SH       Sole    None     160777      0 326045
Delta Woodside Industries      Common Stock     247909203     1840  773415 SH       Sole    None     260575      0 512840
First Aviation Svc             Common Stock     31865W108      161   35000 SH       Sole    None      35000      0      -
First Citizens Bancshares Inc  Common Stock     31946M103     2021   16434 SH       Sole    None       5798      0  10636
First Industrial Realty        Common Stock     32054K103      395   10000 SH       Sole    None      10000      0      -
Flexsteel Industries Inc       Common Stock     339382103     3723  180242 SH       Sole    None      61324      0 118918
Footstar, Inc.                 Common Stock     344912100      275  110000 SH       Sole    None     110000      0      -
Fording Canadian Coal          Common Stock     345425102      403   10000 SH       Sole    None      10000      0      -
Giga-Tronics                   Common Stock     375175106      248  100000 SH       Sole    None     100000      0      -
Heritage Property Investment   Common Stock     42725M107      279    9000 SH       Sole    None       9000      0      -
Trust, Inc.
HRPT Properties Trust Com      Common Stock     40426W101      339   30000 SH       Sole    None      30000      0      -
Hudson's Bay Co                Foreign Stock    444204101     4714  477175 SH       Sole    None     159075      0 318100
Infonet Services Corp          Common Stock     45666T106      258  130000 SH       Sole    None     130000      0      -
Insteel Industries Inc         Common Stock     45774W108     1627  899000 SH       Sole    None     366413      0 532587
Kellwood Co                    Common Stock     488044108     3943  100461 SH       Sole    None      35465      0  64996
Korea Electric Power Corp      Sponsored ADR    500631106     2278  220800 SH       Sole    None      70100      0 150700
L B Foster Co                  Common Stock     350060109     4461  555562 SH       Sole    None     179120      0 376442
LandAmerica Financial Grp Inc  Common Stock     514936103     1874   41420 SH       Sole    None      16840      0  24580
Liberty Homes Inc              Common Stock     530582204      158   26201 SH       Sole    None      11921      0  14280
M/I Homes Inc                  Common Stock     55305B101     7084  149848 SH       Sole    None      52818      0  97030
Max Worldwide, Inc             Common Stock     577940109       62  155000 SH       Sole    None     155000      0      -
Natuzzi S.p.A.                 Sponsored ADR    63905A101     2324  217200 SH       Sole    None      67400      0 149800
Ohio Casualty Corp             Common Stock     677240103     2844  142300 SH       Sole    None      36500      0 105800
Olympic Steel Inc              Common Stock     68162K106     7340  524303 SH       Sole    None     157296      0 367007
Pep Boys Manny Moe & Jack      Common Stock     713278109     4764  171700 SH       Sole    None      48000      0 123700
Petroleum Development Corp     Common Stock     716578109      501   17500 SH       Sole    None          -      0  17500
Quaker City Bancorp Inc        Common Stock     74731K106     4188   77000 SH       Sole    None      47108      0  29892
Quaker Fabric Corp             Common Stock     747399103     3407  379430 SH       Sole    None     107230      0 272200
Ryerson Tull Inc               Common Stock     78375P107     3719  284111 SH       Sole    None      87571      0 196540
Ryland Group Inc               Common Stock     783764103     3883   43716 SH       Sole    None      15000      0  28716
Sea Containers Ltd             Common Stock     811371707     6512  316126 SH       Sole    None     106276      0 209850
Singing Machine Co Inc         Common Stock     829322304      117  100000 SH       Sole    None     100000      0      -
Spartan Stores Inc             Common Stock     846822104     3543  787541 SH       Sole    None     282636      0 504905
Summit America Television Inc  Common Stock     86600T109     2433  602400 SH       Sole    None     177600      0 424800
Technology Solutions Co        Common Stock     87872T108       11   10900 SH       Sole    None      10900      0      -
Tecumseh Products Co           Common Stock     878895200     3016   71653 SH       Sole    None      26288      0  45365
Tesoro Petroleum Corp          Common Stock     881609101     8018  426741 SH       Sole    None     155141      0 271600
Torch Offshore Inc             Common Stock     891019101      364  100000 SH       Sole    None     100000      0      -
Toys R Us Inc                  Common Stock     892335100     3712  221000 SH       Sole    None      72800      0 148200
Transpro Inc                   Common Stock     893885103     3068  613600 SH       Sole    None     192400      0 421200
United Retail Group            Common Stock     911380103      319  100000 SH       Sole    None     100000      0      -
Unumprovident Corp.            Common Stock     91529Y106      292   20000 SH       Sole    None      20000      0      -
Valero Energy Corp             Common Stock     91913Y100     4846   80825 SH       Sole    None      24500      0  56325
Virco Mfg Corp                 Common Stock     927651109     2941  400246 SH       Sole    None     128686      0 271560
Visteon Corp                   Common Stock     92839U107     3339  349000 SH       Sole    None     106300      0 242700
Wellman, Inc.                  Common Stock     949702104      342   41000 SH       Sole    None      41000      0      -


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